Loan and Lease Receivables - Summary of Balances for Each Respective Loan and Lease Category (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Oct. 14, 2016	Sep. 30, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	$ 2,216,499	$ 2,148,011		$ 1,717,509	$ 1,345,437
Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	1,473,998	1,281,888			663,017
Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	342,600	404,037			486,911
Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	399,901	462,086	$ 312,200		195,509
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	861,885	796,344		570,823	533,695
Commercial Real Estate | Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	463,020	338,752			201,586
Commercial Real Estate | Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	173,106	207,303			243,964
Commercial Real Estate | Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	225,759	250,289			88,146
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	582,662	610,738		626,978	484,335
Residential Real Estate | Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	398,062	394,168			215,388
Residential Real Estate | Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	152,149	175,717			223,738
Residential Real Estate | Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	32,451	40,853			45,208
Construction, Land Development, and Other Land
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	94,304	140,766		111,908	40,232
Construction, Land Development, and Other Land | Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	85,666	119,357			29,225
Construction, Land Development, and Other Land | Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	5,424	6,979			8,634
Construction, Land Development, and Other Land | Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	3,214	14,430			2,373
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	502,055	438,238		251,270	165,696
Commercial and Industrial | Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	390,331	309,097			146,858
Commercial and Industrial | Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	11,433	13,464			9,570
Commercial and Industrial | Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	100,291	115,677			9,268
Installment and Other
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	3,252	2,959		1,973	1,926
Installment and Other | Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	2,726	2,021			544
Installment and Other | Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	488	574			1,005
Installment and Other | Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	38	364			377
Lease Financing Receivables
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	172,341	158,966		$ 154,557	119,553
Lease Financing Receivables | Originated
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	134,193	118,493			69,416
Lease Financing Receivables | Acquired Non-Impaired
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	$ 38,148	$ 40,473			$ 50,137